Schedule of Interest in Subsidiaries (Details) (Parenthetical) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	1.45%	1.37%
Yatra USA Corp [Member]
Disclosure of subsidiaries [line items]
Number of class f shares converted to ordinary shares	15,000	1,083,281
Yatra Online Private Limited [Member]
Disclosure of subsidiaries [line items]
Number of class f shares converted to ordinary shares		1,060,781
Conversion ratio		0.00001
Terrapin3s Founder Stockholders [Member] | Class F Shares [Member] | Yatra USA Corp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	20.93%	21.08%